Inventories, Net (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Inventories, Net [Abstract]
Inventory write-down expense	$ 23,585	$ 3,036	$ 68,536	$ 3,036